Note 6 - Disclosures to the Statement of Income and Loss	12 Months Ended
Dec. 31, 2021
Notes To Financial Statements [Abstract]
Disclosures to the statement of income and loss [text block]

6.Disclosures to the consolidated statements of income or loss

6.1Revenue and cost of goods sold

Revenues in the amount of kEUR 11 (2020: kEUR -, 2019: kEUR -) and cost of goods sold in the amount of kEUR 52 (2020: kEUR -, 2019: kEUR -) relate to the first contracts to explore the integration of Sono Motors’ patented solar technology across other transportation platforms, which were signed and executed in 2021. Revenues in the amount of kEUR 5 (2020: kEUR -, 2019: kEUR -) and cost of goods sold in the amount of kEUR 6 (2020: kEUR -, 2019: kEUR -) are connected with the launch of Sono app which provides an in-app booking and payment system as well as additional insurance if required. Trade receivables in the amount of kEUR 20 (previous year: kEUR -) result from these activities.

As of the reporting date and as of the end of the previous year, no contract assets or liabilities resulted from these activities. As of the reporting date, the aggregate amount of the transaction price allocated to unsatisfied performance obligations amounts to kEUR 42 (previous year: kEUR -). The Group expects to recognize this amount as revenue within one year of the reporting date.

6.2Cost of research and development

The table below presents details on the cost of research and development:

	2021	2020	2019
	kEUR	kEUR	kEUR
Development cost of prototypes	27,632	8,234	2,102
Personnel expenses	11,340	21,652	2,243
thereof related to the CSOP (IFRS 2)	1,137	17,723	—
Software fees and subscriptions	506	91	44
Professional services	352	267	284
Depreciation and amortization	284	171	78
Other	495	54	186
	40,609	30,469	4,937

There are no research expenses included in the profit and loss of Sono Group in the financial year 2021 and prior periods, as the Group does not perform research. As the recognition criteria for development cost have not been met, all development expenses were recognized in profit or loss as incurred in the reporting year and the previous years. The personnel expenses concern employees responsible for development activities and the share of the employee participation program (Conversion Stock Option Program or CSOP) attributable to them (see note 9.3 Remuneration based on shares (share-based payment).

6.3Selling and distribution expenses

The below table displays details included in selling and distribution expenses:

	2021	2020	2019
	kEUR	kEUR	kEUR
Personnel expenses	1,764	8,490	1,582
thereof related to the CSOP (IFRS 2)	—	6,949	—
Professional services	704	171	103
Advertising	365	84	113
Other	387	355	337
	3,220	9,100	2,135

The personnel expenses concern mainly employees responsible for marketing activities like roadshows, test rides and social media and (previous year only) the share of the employee participation program (Conversion Stock Option Program or CSOP) attributable to them (see note 9.3 Remuneration based on shares (share-based payment).

6.4General and administrative expenses

The below table displays details included in general and administrative expenses:

	2021	2020	2019
	kEUR	kEUR	kEUR
Professional services	7,030	4,830	670
Personnel expenses	4,574	9,148	1,325
thereof related to the CSOP (IFRS 2)	761	7,488	—
Impairment	1,965	—	—
Expenses without sufficient supporting documentation	—	21	70
Other	1,525	405	352
	15,094	14,404	2,417

The personnel expenses concern mainly employees responsible for Finance, Human Resources, Business Development, Administration etc. and the share of the employee participation program (Conversion Stock Option Program or CSOP) attributable to them (see note 9.3 Remuneration based on shares (share-based payment). The professional services include accounting, tax and legal services as well as other external services. The increase of expenses for professional services mainly concerns professional services related to the preparation of consolidated financial statements and consolidated interim reports in accordance with IFRS and their audit and review under consideration of PCAOB requirements as well as legal and tax opinions prepared in this context.

In 2021, an impairment loss of kEUR 1,965 for assets intended for the development of prototypes has been recognized in general and administrative expenses. For details, please refer to section 7.2 Property, plant and equipment. An amount of kEUR 2,690 for professional services received in connection with the IPO was not recognized in general and administrative expenses but deducted from capital reserves. Furthermore, kEUR 135 for professional services in connection with the IPO received in the previous year were accrued as a current non-financial asset in the previous year and deducted from capital reserve in the reporting year.

6.5Additional information on the nature of expenses

The below table displays the depreciation and amortization expenses as well as personnel expenses included in cost of research and development, selling and distribution costs and general and administrative expenses:

	2021	2020	2019
	kEUR	kEUR	kEUR
Personnel expenses	17,678	39,291	5,151
thereof related to CSOP (IFRS 2)	1,898	32,160	—
Depreciation and amortization	574	384	224
	18,252	39,675	5,375

The decrease of personnel expenses (kEUR -21,613) is due to the equity-settled employee participation program in 2021 (Conversion Stock Option Program or CSOP), which had a lower effect in 2021, as compared to the previous year (2021: kEUR 1,898, 2020: kEUR 32,160, 2019: kEUR -). The decrease is attributable to the fact that the program has been offered to all participants of the previous employee participation program and new participants, who have not been part of the previous employee participation program, on December 14, 2020 (see note 9.3 Remuneration based on shares (share-based payment) and most share options were fully vested at the end of the previous year. In 2021, expenses were recognized only for a small number of options that had not yet vested at the end of the previous year. The resulting decrease is partly offset by increased personnel costs due to an increase in the number of employees in the reporting year.

6.6Other operating income (expenses)

Other operating income (kEUR 269, 2020: kEUR 334, 2019: kEUR 220) mainly includes government grants (kEUR 71, 2020: kEUR 68, 2019: kEUR 15), miscellaneous other operating income (kEUR 125, 2020: kEUR -; 2019: kEUR -) and agency fees from the Renault ZOE conversion (kEUR 47, 2020: kEUR 240, 2019: kEUR -).

In 2020, Sono Motors entered into a framework agreement with Renault Deutschland AG (Renault) for electric vehicles (Renault ZOE). According to the agreement, customers, who have made advance payments for the Sion, can enter into a lease agreement with Renault for a Renault ZOE and use their advance payments to partly offset their lease payments. Customers can use advance payments made up to EUR 4,000. According to the framework agreement with Renault, Sono Group receives a fixed agency fee per lease contract and transfers the advance payment to Renault. Sono Group recognizes the respective agency fee as operating income and derecognizes the advance payment received in the moment the customer enters into the lease contract with Renault.

The government grants relate to a grant that Sono Motors received from the EU to promote the development of open-source hardware.

Other operating expenses in the reporting year amount to kEUR 452 and result mainly from foreign exchange losses resulting from the conversion of a portion of the IPO proceeds from USD to EUR. In 2020, other operating expenses amounted to kEUR 349 (2019: kEUR -) and solely included expenses related to a project termination with a supplier. In 2019, there were no other operating expenses.

6.7Impairment losses on financial assets

Impairment losses on financial assets (kEUR 6, 2020: kEUR 6, 2019: kEUR -) primarily relate to bank balances (see note 7.7 Cash and cash equivalents). For details on expected credit losses, please refer to note 8.1.2 Credit risk.

6.8Interest and similar income

Interest and similar income (kEUR -, 2020: kEUR 2, 2019: kEUR -) relates to interest income from VAT.

6.9Interest and similar expense

Interest and similar expense (kEUR 4,781, 2020: kEUR 2,040, 2019: kEUR 702) largely consists of interest and other expenses related to financial liabilities (kEUR 3,227, 2020: kEUR 614, 2019: kEUR 287) and the net compounding effect for advance payments received from customers (kEUR 1,497, 2020: kEUR 1,360, 2019: kEUR 415, see note 4.8 Advance payments received from customers).

6.10Tax on income and earnings

Taxes on income kEUR -18 (2020: kEUR -; 2019: kEUR -) relate to deferred tax expenses at the level of Sono N.V. as the recognition of deferred tax assets on loss carryforwards has been recognized proportionately in equity instead of the income statement.

The below tables display the changes in deferred tax assets and liabilities:

	Dec 31, 2021	Dec. 31, 2020	Dec. 31, 2019
	kEUR	kEUR	kEUR
Deferred tax assets
due to tax loss carryforwards	54	—	—
due to advance payments received from customers	1,163	670	221
due to lease liabilities	1,015	646	735
due to current provisions	101	—	—
due to current other non-financial assets	29	—	—
due to current financial liabilities	21	—	—
due to current other liabilities	14	—	—
due to cash & cash deposits	2	1	—
due to current other financial assets	1	1	—
due to prepaid expenses	—	134	—
Deferred tax assets	2,400	1,452	956
Deferred tax liabilities
due to leases	995	639	737
due to cash & cash deposits	47	—	—
due to property, plant and equipment	45	10	8
due to noncurrent other non-financial assets	29	—	—
due to other noncurrent financial liabilities	22	112	12
Deferred tax liabilities	1,138	761	757
Non-recognition of deferred tax assets	(1,262)	(691)	(199)
Recognition of deferred tax assets	1,138	761	757
Deferred tax assets/liabilities, net	—	—	—

Given the loss history of Sono Motors, deferred tax assets are not recognized on the balance sheet. The amount of deferred tax assets / liabilities as of December 31, 2020 and December 31, 2021 is zero.

Of the gross deferred tax assets, kEUR 314 as of December 31, 2021 (previous year: kEUR 806) are current and of the gross deferred tax liabilities, kEUR 47 as of December 31, 2021 (Previous year: kEUR 73) are current. Current deferred taxes are reported under non-current assets and non-current liabilities.

There are no deferred taxes with regard to Outside Basis Differences as those are permanent differences.

The amount of temporary differences on balance sheet positions for which no deferred tax asset has been recognized is displayed in the table below:

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Advance payments received from customers	1,928	966
Lease liabilities	1,681	931
Current provisions	168	—
Other non-financial assets	48	—
Current financial liabilities	17	—
Current other liabilities	23	—
Cash & cash deposits	3	1
Other financial assets	19	2
Prepaid expenses	—	193
	3,887	2,093
Potential tax benefit at a total tax rate of 32,98%	1,282	690

The amount of unused tax losses for which no deferred tax asset has been recognized is displayed in the table below:

	Dec. 31, 2021	Dec. 31, 2020
	kEUR	kEUR
Unused tax losses for which no deferred tax asset has been recognized (corporate tax)	111,950	51,316
Unused tax losses for which no deferred tax asset has been recognized (trade tax)	111,565	51,083
Potential tax benefit at a total tax rate of 32.98%	36,858	16,885

As of December 31, 2021, KEUR 937 (Previous year: kEUR 723) deferred tax assets on transactions costs would have been recognized directly in equity if deferred tax assets had been recognized on losses carryforwards in full. As of December 31, 2021, kEUR 54 (previous year: kEUR -) deferred tax assets on loss carryforwards have been recognized, of which kEUR 18 (previous year: kEUR -) deferred tax assets on transactions costs have been recognized directly in equity.

The following table presents a numerical reconciliation of expected to effective income tax.

	2021	2020	2019
	kEUR	kEUR	kEUR
Income (loss) before tax for the period	(63,935)	(56,032)	(9,971)
Expected income tax (income (-)/expense (+) at a tax rate of 32.98%	(21,086)	(18,479)	(3,288)
Reconciliation:
Changes in unrecognized tax losses	20,061	8,254	3,164
Changes in deferred taxes on timing differences	1,261	690	199
MCN non-tax-deductible expenses	753	—	—
CSOP non-tax-deductible expenses	626	10,606	—
Tax-deductible transaction costs	(937)	(723)	(36)
Non-tax-deductible expenses	37	9	27
Other	(715)	(357)	(66)
Effective income tax income for the period	—	—	—
*	Mandatory Convertible Notes

As Sono N.V. is also fully taxable in Munich, Germany, the tax rate in 2019, 2020 and 2021 is unchanged.